Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Detail) - Cross-currency swap agreements $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (99,786)
Margin 5.25% | NIBOR
Derivative [Line Items]
Principal Amount	$ 72,946	NOK 408,500,000
Margin	5.25%	5.25%
Fixed Rate Payable	6.88%	6.88%
Fair Value / Carrying Amount of (Liability)	$ (26,417)
Weighted- Average Remaining Term (Years)	3 months 18 days
Margin 4.35% | NIBOR
Derivative [Line Items]
Principal Amount	$ 150,000	NOK 900,000,000
Margin	4.35%	4.35%
Fixed Rate Payable	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)	$ (49,655)
Weighted- Average Remaining Term (Years)	1 year 8 months 12 days
Margin 3.70% | NIBOR
Derivative [Line Items]
Principal Amount	$ 134,000	NOK 1,000,000,000
Margin	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of (Liability)	$ (19,900)
Weighted- Average Remaining Term (Years)	3 years 4 months 24 days
Margin 6.00% | NIBOR
Derivative [Line Items]
Principal Amount	$ 110,400	NOK 900,000,000
Margin	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of (Liability)	$ (3,814)
Weighted- Average Remaining Term (Years)	4 years 9 months 18 days